Property, Plant and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Property, Plant and Equipment

NOTE 4 - PROPERTY, PLANT AND EQUIPMENT:

a.	Composition of assets, grouped by major classifications, is as follows:

	December 31
	2011	2010
	($ in thousands)
Cost:
Vehicles	$-	$44
Computer equipment	123	75
Office furniture and equipment	56	54
Machinery and equipment	597	416
Leasehold improvements	47	47
	823	636
Less - accumulated depreciation and amortization	(403)	(354)
Net carrying amount	$420	$282

b.	Depreciation and amortization expenses totaled approximately $89, $91 and $89 thousand for the years ended December 31, 2011, 2010 and 2009, respectively.